Additional Financial Information (Tables)	12 Months Ended
Jun. 30, 2013
Balance Sheet Information

Balance Sheet Information

At June 30	2013	2012
Prepaid Expenses
Prepaid Insurance	$5,486	$9,311
Other	2,220	3,349

	$7,706	$12,660

Other Current Assets
Fuel Tax Receivable	$1,142	$2,106
Accrued Revenue	698	941
Other	1,639	1,719

	$3,479	$4,766

At June 30	2013	2012
Accrued Expenses and Accounts Payable
Accrued Accounts Payable	$5,111	$6,748
Dividends Payable	10,765	10,431
Insurance	5,475	5,477
Wages and benefits	5,809	4,857
Class B Shares	5,222	4,256
Taxes payable	2,905	1,770
Other	4,126	4,001

	$39,413	$37,540